Supplemental Condensed Combining Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Jan. 01, 2015	Dec. 31, 2014	Jan. 01, 2014
Consolidated Statements of Income
Net revenue	$ 4,231,351,000	$ 4,112,762,000	$ 12,390,014,000	$ 11,511,156,000
Cost of revenues	2,849,589,000	2,824,674,000	8,526,935,000	7,929,518,000
Gross profit	1,381,762,000	1,288,088,000	3,863,079,000	3,581,638,000
Operating expenses:
Research and development	34,939,000	30,234,000	100,360,000	90,963,000
Operating income	613,530,000	589,924,000	1,664,893,000	1,591,092,000
Other (income) expense:
Income before income taxes	514,085,000	490,821,000	1,361,382,000	1,297,322,000
Income tax expense	168,434,000	161,719,000	441,667,000	440,294,000
Net Income	345,651,000	329,102,000	207,079,000	147,081,000
Less: Net income attributable to noncontrolling interests	83,331,000	58,259,000	207,079,000	147,081,000
Income attributable to the Company	262,320,000	270,843,000	712,636,000	709,947,000
Current assets:
Cash and cash equivalents	621,377,000	587,504,000	621,377,000	587,504,000	$ 633,855,000	$ 633,855,000	$ 682,777,000
Trade accounts receivable less allowance for doubtful accounts of $418,100 in 2015 and $418,508 in 2014	3,290,070,000		3,290,070,000			3,203,655,000
Accounts receivable from related parties	173,765,000		173,765,000			193,225,000
Inventories	1,320,285,000		1,320,285,000			1,115,554,000
Prepaid expenses and other current assets	1,111,990,000		1,111,990,000			1,333,067,000
Deferred tax asset, current	242,169,000		242,169,000			245,354,000
Total current assets	6,759,656,000		6,759,656,000			6,724,710,000
Property, plant and equipment, net	3,333,431,000		3,333,431,000			3,290,180,000
Intangible assets	841,624,000		841,624,000			869,411,000
Goodwill	13,037,417,000		13,037,417,000			13,082,180,000
Deferred tax asset, non-current	143,818,000		143,818,000			141,052,000
Total assets	25,414,223,000		25,414,223,000			25,447,101,000
Current liabilities:
Accounts payable	582,676,000		582,676,000			573,184,000
Accounts payable to related parties	200,334,000		200,334,000			140,731,000
Accrued expenses and other current liabilities	2,306,438,000		2,306,438,000			2,197,245,000
Short-term borrowings and other financial liabilities	100,919,000		100,919,000			132,693,000
Short Term Borrowings Due To Related Parties Current	64,305,000		64,305,000			5,357,000
Current portion of long-term debt and capital lease obligations	576,622,000		576,622,000			313,607,000
Income tax payable, current	69,012,000		69,012,000			79,687,000
Deferred tax liability, current	34,671,000		34,671,000			34,787,000
Total current liabilities	3,934,977,000		3,934,977,000			3,477,291,000
Total long-term debt less current maturities	8,350,866,000		8,350,866,000			9,080,277,000
Other liabilities	444,507,000		444,507,000			411,976,000
Pension liabilities	619,830,000		619,830,000			642,318,000
Income tax payable, non-current	155,692,000		155,692,000			177,601,000
Deferred tax liability, non-current	705,609,000		705,609,000			804,609,000
Total liabilities	14,211,481,000		14,211,481,000			14,594,072,000
Noncontrolling interests subject to put provisions	960,096,000		960,096,000		824,658,000	824,658,000	$ 648,251,000
Total Company shareholders' equity	9,628,713,000		9,628,713,000			9,443,313,000
Noncontrolling interests not subject to put provisions	613,933,000		613,933,000			585,058,000
Total equity	10,242,646,000		10,242,646,000
Total liabilities and equity	25,414,223,000		25,414,223,000			25,447,101,000
Consolidated Statements of Comprehensive Income
Net Income	345,651,000	329,102,000	207,079,000	147,081,000
Total comprehensive income	220,137,000	137,952,000	716,173,000	672,170,000
Comprehensive income attributable to noncontrolling interests	(82,726,000)	(54,431,000)	(203,387,000)	(143,502,000)
Comprehensive income attributable to the Company	137,411,000	$ 83,521,000	512,786,000	528,668,000
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net			5,236,000	5,194,000
Income before income taxes			5,236,000	5,194,000
Income tax expense			1,900,000	1,877,000
Net Income			3,336,000	3,317,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Income attributable to the Company			3,336,000	3,317,000
Current assets:
Cash and cash equivalents	1,000		1,000		$ 1,000	1,000
Accounts receivable from related parties	1,248,695,000		1,248,695,000			1,266,916,000
Total current assets	1,248,696,000		1,248,696,000			1,266,917,000
Total assets	1,248,696,000		1,248,696,000			1,266,917,000
Current liabilities:
Accrued expenses and other current liabilities	11,833,000		11,833,000			29,771,000
Total current liabilities	11,833,000		11,833,000			29,771,000
Total long-term debt less current maturities	1,158,836,000		1,158,836,000			1,162,534,000
Income tax payable, non-current	717,000		717,000			637,000
Total liabilities	1,171,386,000		1,171,386,000			1,192,942,000
Total Company shareholders' equity	77,310,000		77,310,000			73,975,000
Total equity	77,310,000		77,310,000			73,975,000
Total liabilities and equity	1,248,696,000		1,248,696,000			1,266,917,000
Consolidated Statements of Comprehensive Income
Net Income			3,336,000	3,317,000
Other comprehensive income (loss) - net			0	0
Total comprehensive income			3,336,000	3,317,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			3,336,000	3,317,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative			141,963,000	138,756,000
Operating income			(141,963,000)	(138,756,000)
Other (income) expense:
Interest, net			(153,670,000)	(182,173,000)
Other, net			1,015,723,000	1,054,763,000
Income before income taxes			720,090,000	733,834,000
Income tax expense			7,454,000	23,887,000
Net Income			712,636,000	709,947,000
Gain (loss) related to cash flow hedges			29,944,000	35,416,000
Defined Benefit Plan Actuarial Gain Loss			296,000	148,000
Gain (loss) related to foreign currency			(118,003,000)	332,786,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(8,685,000)	(10,041,000)
Income attributable to the Company			712,636,000	709,947,000
Current assets:
Cash and cash equivalents	16,000		16,000			117,000
Accounts receivable from related parties	980,447,000		980,447,000			5,558,131,000
Prepaid expenses and other current assets	62,290,000		62,290,000			76,846,000
Total current assets	1,042,753,000		1,042,753,000			5,635,094,000
Property, plant and equipment, net	521,000		521,000			566,000
Intangible assets	1,665,000		1,665,000			945,000
Deferred tax asset, non-current	91,950,000		91,950,000			81,555,000
Other assets	13,718,356,000		13,718,356,000			9,154,819,000
Total assets	14,855,245,000		14,855,245,000			14,872,979,000
Current liabilities:
Accounts payable	605,000		605,000			1,844,000
Accounts payable to related parties	1,501,564,000		1,501,564,000			1,452,812,000
Accrued expenses and other current liabilities	96,714,000		96,714,000			61,367,000
Short-term borrowings and other financial liabilities						1,000
Current portion of long-term debt and capital lease obligations	40,230,000		40,230,000			55,391,000
Income tax payable, current	4,953,000		4,953,000			13,663,000
Deferred tax liability, current	342,000		342,000			1,573,000
Total current liabilities	1,929,964,000		1,929,964,000			1,586,651,000
Total long-term debt less current maturities	764,177,000		764,177,000			855,029,000
Long term borrowings from related parties	2,398,633,000		2,398,633,000			2,891,256,000
Other liabilities	107,689,000		107,689,000			70,823,000
Pension liabilities	15,887,000		15,887,000			14,872,000
Income tax payable, non-current	10,182,000		10,182,000			11,035,000
Total liabilities	5,226,532,000		5,226,532,000			5,429,666,000
Total Company shareholders' equity	9,628,713,000		9,628,713,000			9,443,313,000
Total equity	9,628,713,000		9,628,713,000			9,443,313,000
Total liabilities and equity	14,855,245,000		14,855,245,000			14,872,979,000
Consolidated Statements of Comprehensive Income
Net Income			712,636,000	709,947,000
Other comprehensive income (loss) - net			96,448,000	(358,309,000)
Total comprehensive income			616,188,000	1,068,256,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			616,188,000	1,068,256,000
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,391,965,000	1,642,785,000
Cost of revenues			893,319,000	1,050,811,000
Gross profit			498,646,000	591,974,000
Operating expenses:
Selling, general and administrative			148,544,000	125,419,000
Research and development			53,941,000	55,608,000
Operating income			296,161,000	410,947,000
Other (income) expense:
Interest, net			3,182,000	3,824,000
Other, net			(201,874,000)	(309,955,000)
Income before income taxes			97,469,000	104,816,000
Income tax expense			89,153,000	104,570,000
Net Income			8,316,000	246,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			5,360,000	2,809,000
Gain (loss) related to foreign currency			(47,431,000)	(65,579,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(1,588,000)	(820,000)
Income attributable to the Company			8,316,000	246,000
Current assets:
Cash and cash equivalents	6,102,000		6,102,000			5,722,000
Trade accounts receivable less allowance for doubtful accounts of $418,100 in 2015 and $418,508 in 2014	172,092,000		172,092,000			165,090,000
Accounts receivable from related parties	808,608,000		808,608,000			840,302,000
Inventories	230,715,000		230,715,000			231,127,000
Prepaid expenses and other current assets	66,656,000		66,656,000			43,387,000
Deferred tax asset, current	0		0
Total current assets	1,284,173,000		1,284,173,000			1,285,628,000
Property, plant and equipment, net	261,445,000		261,445,000			260,662,000
Intangible assets	55,896,000		55,896,000			64,679,000
Goodwill	51,039,000		51,039,000			55,312,000
Deferred tax asset, non-current	37,176,000		37,176,000			38,291,000
Other assets	44,488,000		44,488,000			45,297,000
Total assets	1,734,217,000		1,734,217,000			1,749,869,000
Current liabilities:
Accounts payable	34,699,000		34,699,000			34,798,000
Accounts payable to related parties	608,053,000		608,053,000			587,677,000
Accrued expenses and other current liabilities	150,809,000		150,809,000			141,392,000
Deferred tax liability, current	11,231,000		11,231,000			7,992,000
Total current liabilities	804,792,000		804,792,000			771,859,000
Other liabilities	1,032,000		1,032,000			1,615,000
Pension liabilities	314,392,000		314,392,000			324,156,000
Total liabilities	1,120,216,000		1,120,216,000			1,097,630,000
Total Company shareholders' equity	614,001,000		614,001,000			652,239,000
Total equity	614,001,000		614,001,000			652,239,000
Total liabilities and equity	1,734,217,000		1,734,217,000			1,749,869,000
Consolidated Statements of Comprehensive Income
Net Income			8,316,000	246,000
Other comprehensive income (loss) - net			43,659,000	63,590,000
Total comprehensive income			(35,343,000)	(63,344,000)
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			(35,343,000)	(63,344,000)
Guarantors [Member] | FMCH [Member]
Operating expenses:
Selling, general and administrative			170,985,000	73,380,000
Operating income			(170,985,000)	(73,380,000)
Other (income) expense:
Interest, net			(170,360,000)	(137,678,000)
Other, net			598,506,000	570,440,000
Income before income taxes			257,161,000	359,382,000
Income tax expense			(134,661,000)	(83,262,000)
Net Income			391,822,000	442,644,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			19,800,000	9,718,000
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(7,811,000)	(3,834,000)
Income attributable to the Company			391,822,000	442,644,000
Current assets:
Accounts receivable from related parties	2,463,888,000		2,463,888,000			2,570,654,000
Prepaid expenses and other current assets	833,000		833,000			183,000
Total current assets	2,464,721,000		2,464,721,000			2,570,837,000
Other assets	13,639,766,000		13,639,766,000			13,267,706,000
Total assets	16,104,487,000		16,104,487,000			15,838,543,000
Current liabilities:
Accounts payable to related parties	1,650,142,000		1,650,142,000			1,662,032,000
Accrued expenses and other current liabilities	9,883,000		9,883,000			9,240,000
Current portion of long-term debt and capital lease obligations	200,000,000		200,000,000			200,000,000
Total current liabilities	1,860,025,000		1,860,025,000			1,871,272,000
Total long-term debt less current maturities	2,150,763,000		2,150,763,000			2,335,992,000
Long term borrowings from related parties	2,719,324,000		2,719,324,000			2,833,854,000
Other liabilities	437,311,000		437,311,000			170,149,000
Total liabilities	7,167,423,000		7,167,423,000			7,211,267,000
redeemable preferred stock	235,141,000		235,141,000			235,141,000
Total Company shareholders' equity	8,701,923,000		8,701,923,000			8,392,135,000
Total equity	8,701,923,000		8,701,923,000			8,392,135,000
Total liabilities and equity	16,104,487,000		16,104,487,000			15,838,543,000
Consolidated Statements of Comprehensive Income
Net Income			391,822,000	442,644,000
Other comprehensive income (loss) - net			(11,989,000)	(5,884,000)
Total comprehensive income			403,811,000	448,528,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			403,811,000	448,528,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			13,234,250,000	12,534,090,000
Cost of revenues			9,870,460,000	9,513,473,000
Gross profit			3,363,790,000	3,020,617,000
Operating expenses:
Selling, general and administrative			1,629,919,000	1,517,138,000
Research and development			46,419,000	35,355,000
Operating income			1,687,452,000	1,468,124,000
Other (income) expense:
Interest, net			12,112,000	17,063,000
Income before income taxes			1,699,564,000	1,485,187,000
Income tax expense			639,635,000	594,724,000
Net Income			1,059,929,000	890,463,000
Gain (loss) related to cash flow hedges			13,627,000	(16,812,000)
Defined Benefit Plan Actuarial Gain Loss			539,000	284,000
Gain (loss) related to foreign currency			(101,599,000)	(480,019,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(4,076,000)	4,952,000
Less: Net income attributable to noncontrolling interests			207,079,000
Income attributable to the Company			852,850,000	890,463,000
Current assets:
Cash and cash equivalents	621,219,000		621,219,000			628,015,000
Trade accounts receivable less allowance for doubtful accounts of $418,100 in 2015 and $418,508 in 2014	3,117,251,000		3,117,251,000			3,037,010,000
Accounts receivable from related parties	3,896,702,000		3,896,702,000			3,544,817,000
Inventories	1,238,812,000		1,238,812,000			1,038,591,000
Prepaid expenses and other current assets	949,361,000		949,361,000			1,182,301,000
Deferred tax asset, current	280,917,000		280,917,000			290,064,000
Total current assets	10,104,262,000		10,104,262,000			9,720,798,000
Property, plant and equipment, net	3,174,772,000		3,174,772,000			3,147,750,000
Intangible assets	784,142,000		784,142,000			799,958,000
Goodwill	12,986,378,000		12,986,378,000			13,026,868,000
Deferred tax asset, non-current	124,776,000		124,776,000			129,927,000
Other assets	6,470,154,000		6,470,154,000			6,662,384,000
Total assets	33,644,484,000		33,644,484,000			33,487,685,000
Current liabilities:
Accounts payable	547,372,000		547,372,000			536,542,000
Accounts payable to related parties	5,865,494,000		5,865,494,000			10,232,251,000
Accrued expenses and other current liabilities	2,034,759,000		2,034,759,000			1,982,051,000
Short-term borrowings and other financial liabilities	100,919,000		100,919,000			132,692,000
Short Term Borrowings Due To Related Parties Current	(215,290,000)		(215,290,000)			5,357,000
Current portion of long-term debt and capital lease obligations	336,392,000		336,392,000			58,216,000
Income tax payable, current	52,428,000		52,428,000			66,024,000
Deferred tax liability, current	65,552,000		65,552,000			47,555,000
Total current liabilities	8,787,626,000		8,787,626,000			13,060,688,000
Total long-term debt less current maturities	7,051,951,000		7,051,951,000			7,783,062,000
Long term borrowings from related parties	56,076,000		56,076,000			72,505,000
Other liabilities	(136,114,000)		(136,114,000)			147,015,000
Pension liabilities	283,313,000		283,313,000			296,531,000
Income tax payable, non-current	29,949,000		29,949,000			48,370,000
Deferred tax liability, non-current	733,419,000		733,419,000			831,050,000
Total liabilities	16,806,220,000		16,806,220,000			22,239,221,000
Noncontrolling interests subject to put provisions	960,096,000		960,096,000			824,658,000
redeemable preferred stock	(235,141,000)		(235,141,000)			(235,141,000)
Total Company shareholders' equity	15,499,376,000		15,499,376,000			10,073,889,000
Noncontrolling interests not subject to put provisions	613,933,000		613,933,000			585,058,000
Total equity	16,113,309,000		16,113,309,000			10,658,947,000
Total liabilities and equity	33,644,484,000		33,644,484,000			33,487,685,000
Consolidated Statements of Comprehensive Income
Net Income			1,059,929,000	890,463,000
Other comprehensive income (loss) - net			91,509,000	491,595,000
Total comprehensive income			968,420,000	398,868,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			968,420,000	398,868,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,236,201,000)	(2,665,719,000)
Cost of revenues			(2,236,844,000)	(2,634,766,000)
Gross profit			643,000	(30,953,000)
Operating expenses:
Selling, general and administrative			6,415,000	44,890,000
Operating income			(5,772,000)	(75,843,000)
Other (income) expense:
Other, net			(1,412,355,000)	(1,315,248,000)
Income before income taxes			(1,418,138,000)	(1,391,091,000)
Income tax expense			(161,814,000)	(201,502,000)
Net Income			(1,256,324,000)	(1,189,589,000)
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			16,085,000	6,134,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Less: Net income attributable to noncontrolling interests				147,081,000
Income attributable to the Company			(1,256,324,000)	(1,336,670,000)
Current assets:
Cash and cash equivalents	(5,961,000)		(5,961,000)
Trade accounts receivable less allowance for doubtful accounts of $418,100 in 2015 and $418,508 in 2014	727,000		727,000			1,555,000
Accounts receivable from related parties	(9,224,575,000)		(9,224,575,000)			(13,587,595,000)
Inventories	(149,242,000)		(149,242,000)			(154,164,000)
Prepaid expenses and other current assets	32,850,000		32,850,000			30,350,000
Deferred tax asset, current	(38,748,000)		(38,748,000)			(44,710,000)
Total current assets	(9,384,949,000)		(9,384,949,000)			(13,754,564,000)
Property, plant and equipment, net	(103,307,000)		(103,307,000)			(118,798,000)
Intangible assets	(79,000)		(79,000)			3,829,000
Deferred tax asset, non-current	(110,084,000)		(110,084,000)			(108,721,000)
Other assets	(32,574,487,000)		(32,574,487,000)			(27,790,638,000)
Total assets	(42,172,906,000)		(42,172,906,000)			(41,768,892,000)
Current liabilities:
Accounts payable to related parties	(9,424,919,000)		(9,424,919,000)			(13,794,041,000)
Accrued expenses and other current liabilities	2,440,000		2,440,000			(26,576,000)
Short-term borrowings and other financial liabilities	(5,961,000)		(5,961,000)
Short Term Borrowings Due To Related Parties Current	0		0
Income tax payable, current	11,631,000		11,631,000
Deferred tax liability, current	(42,454,000)		(42,454,000)			(22,333,000)
Total current liabilities	(9,459,263,000)		(9,459,263,000)			(13,842,950,000)
Total long-term debt less current maturities	(2,774,861,000)		(2,774,861,000)			(3,056,340,000)
Long term borrowings from related parties	(5,174,033,000)		(5,174,033,000)			(5,797,615,000)
Other liabilities	34,589,000		34,589,000			22,374,000
Pension liabilities	6,238,000		6,238,000			6,759,000
Income tax payable, non-current	114,844,000		114,844,000			117,559,000
Deferred tax liability, non-current	(27,810,000)		(27,810,000)			(26,441,000)
Total liabilities	(17,280,296,000)		(17,280,296,000)			(22,576,654,000)
Total Company shareholders' equity	(24,892,610,000)		(24,892,610,000)			(19,192,238,000)
Total equity	(24,892,610,000)		(24,892,610,000)			(19,192,238,000)
Total liabilities and equity	$ (42,172,906,000)		(42,172,906,000)			$ (41,768,892,000)
Consolidated Statements of Comprehensive Income
Net Income			(1,256,324,000)	(1,189,589,000)
Other comprehensive income (loss) - net			(16,085,000)	(6,134,000)
Total comprehensive income			(1,240,239,000)	(1,183,455,000)
Comprehensive income attributable to noncontrolling interests			(203,387,000)	(143,502,000)
Comprehensive income attributable to the Company			$ (1,443,626,000)	$ (1,326,957,000)